SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 7,681,181	$ 7,648,559	$ 5,788,962
Accumulated depreciation	(2,695,377)	(2,518,330)	(1,696,012)
Total property and equipment, net	4,985,804	5,130,229	4,092,950
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	5,236,539	5,401,651	4,447,705
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,861,881	1,808,387	902,736
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 582,761	$ 438,521	$ 438,521